Income Taxes (Details) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ 808,821	$ 4,132,018
Net operating loss carryforwards		12,468,027
Federal net operating losses carryforward		13,221,253
Research and development		91,217
Federal research tax credit carryforwards		$ 208,150
Net operating loss term		5 years
Taxable income net operating losses		80.00%